Financial Instruments - Summary of Aging of Accounts Receivable (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Aging of Accounts Receivable [Line Items]
Allowance for doubtful accounts	$ 3,956	$ 4,838	$ 3,514
Accounts receivable	137,474	120,616
Trade receivables [member] | Financial instruments not credit-impaired [member]
Disclosure of Aging of Accounts Receivable [Line Items]
Neither impaired nor past due	134,579	117,800
Over 90 days	6,851	7,654
Total Account Receivable	141,430	125,454
Allowance for doubtful accounts	(3,956)	(4,838)
Accounts receivable	$ 137,474	$ 120,616